DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
DEBT
DEBT

A summary of debt is as follows:

		March 31, 2015			December 31, 2014
	Original	Interest		Par		Par
(Dollars in millions)	Maturity	Rate	Balance	Value	Balance	Value
Verso Holdings
Verso Androscoggin Power LLC Revolving Credit Facility	2/6/2015	—%	$—	$—	$30	$30
Revolving Credit Facilities	5/4/2017	4.00%	94	94	63	63
11.75% Senior Secured Notes - 2012	1/15/2019	11.75%	424	418	424	418
11.75% Senior Secured Notes - 2015	1/15/2019	11.75%	658	645	—	—
11.75% Secured Notes	1/15/2019	11.75%	272	272	272	272
13% Second Priority Senior Secured Notes	8/1/2020	13.00%	277	178	299	299
16% Senior Subordinated Notes	8/1/2020	16.00%	89	63	102	102
8.75% Second Priority Senior Secured Notes	2/1/2019	8.75%	96	97	96	97
11.38% Senior Subordinated Notes	8/1/2016	11.38%	41	41	41	41
Chase NMTC Verso Investment Fund LLC
Loan from Verso Finance	12/29/2040	6.50%	23	23	23	23
NewPage Corp
Revolving Credit Facility	2/11/2019	2.82%	145	145	—	—
Floating Rate Senior Secured Term Loan	2/11/2021	9.50%	704	734	—	—
Total debt for Verso Holdings			$2,823	$2,710	$1,350	$1,345
Less current maturities of long-term debt			(13)	(13)	(30)	(30)
Total long-term debt for Verso Holdings			$2,810	$2,697	$1,320	$1,315

We determine the fair value of our long-term debt based on market information and a review of prices and terms available for similar obligations.  Our debt is classified as Level 2 within the fair value hierarchy (see Note 9). As of March 31, 2015, the the fair value of Verso Holdings’ total debt was $2,421 million. As of December 31, 2014, the fair value of Verso Holdings’ total debt was $1,082 million.

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	2014
Interest expense	$65	$34
Cash interest paid	85	66
Debt issuance cost amortization(1)	1	1
(1) Amortization of debt issuance cost is included in interest expense.

Verso Holdings

Revolving Credit Facilities.  Verso Holdings’ $150 million asset-based loan facility, or “ABL Facility,” had $47 million outstanding, $39 million in letters of credit issued, and $32 million available for future borrowing as of March 31, 2015.  Verso Holdings’ $50 million cash-flow facility, or “Cash Flow Facility,” had $47 million outstanding balance, no letters of credit issued, and $3 million available for future borrowing as of March 31, 2015.  The indebtedness under the revolving credit facilities bears interest at a floating rate based on a margin over a base rate or eurocurrency rate.  As of March 31, 2015, the weighted-average interest rate on outstanding advances was 4.00%.  Verso Holdings is required to pay a commitment fee to the lenders in respect of the unutilized commitments under the revolving credit facilities and other customary fees.  The indebtedness under the ABL Facility and related guarantees are secured by first-priority security interests, subject to permitted liens, in substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ (excluding, among other subsidiaries, NewPage Investment Company and its subsidiaries) inventory and accounts receivable, or “Verso ABL Priority Collateral,” and second-priority security interests, subject to permitted liens, in substantially all of their other assets, or “Notes Priority Collateral.”  The indebtedness under the Cash Flow Facility and related guarantees are secured, pari passu with the 11.75% Senior Secured Notes due 2019 and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the Verso ABL Priority Collateral.  The revolving credit facilities will mature on May 4, 2017. On January 3, 2014, Verso Holdings entered into certain amendments to the revolving credit facilities in connection with the NewPage acquisition, in which (a) the lenders under each of our revolving credit facilities consented to the NewPage acquisition and the other transactions contemplated by the Merger Agreement, including the incurrence of certain additional indebtedness, (b) the lenders consented to amendments to allow the sale and/or financing of certain non-core assets and (c) the parties agreed to amend our revolving credit facilities to allow for certain other transactions upon the consummation of the NewPage acquisition and the other transactions contemplated by the Merger Agreement.

11.75% Senior Secured Notes due 2019. In 2012, Verso Holdings issued $345 million aggregate principal amount of 11.75% Senior Secured Notes due 2019, or the “2012 First Lien Notes.”  The notes bear interest, payable semi-annually, at the rate of 11.75% per year.  The notes are guaranteed jointly and severally on a senior secured basis, by each of Verso Holdings’ existing domestic subsidiaries that guarantee its senior secured credit facility and by each of its future domestic subsidiaries that guarantees certain of its debt or issues disqualified stock.  The indebtedness under the notes and related guarantees are secured, pari passu with the Cash Flow Facility and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the Verso ABL Priority Collateral.  The notes will mature on January 15, 2019.

On January 7, 2015, in connection with the consummation of the NewPage acquisition, Verso Holdings issued $650 million aggregate principal amount of 11.75% Senior Secured Notes due 2019, or the “2015 First Lien Notes,” to the stockholders of NewPage as partial consideration in the NewPage acquisition. The 2015 First Lien Notes were issued pursuant to an indenture, or the “2015 First Lien Notes Indenture,” among Verso Holdings, certain subsidiaries of Verso Holdings, as guarantors, and Wilmington Trust, National Association, as trustee. The 2015 First Lien Notes bear interest, payable semi-annually, at the rate of 11.75% per year. The 2015 First Lien Notes are guaranteed, jointly and severally, on a senior secured basis, by each of Verso Holdings’ existing domestic subsidiaries that guarantees its senior secured credit facility and by each of its future domestic subsidiaries that guarantees certain of its debt or issues disqualified stock (including NewPage Holdings Inc., but not guaranteed by any of its subsidiaries). The 2015 First Lien Notes and the related guarantees are secured by first-priority liens in the collateral owned by Verso Holdings and the guarantor, subject to certain permitted liens and exceptions as further described in the 2015 First Lien Notes Indenture and the related security documents. The collateral consists of substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets securing Verso Holdings’ existing senior secured credit facility, which exclude certain capital stock and other securities of its affiliates and other property. The 2015 First Lien Notes will mature on January 15, 2019.

13% Second Priority Senior Secured Notes due 2020. On July 2, 2014, the Issuers commenced an offer to exchange any and all of the Issuers’ outstanding 8.75% Second Priority Senior Secured Notes due 2019, or “Old Second Lien Notes,” for their Second Priority Adjustable Senior Secured Notes, or “Adjustable Second Lien Notes,” and warrants issued by Verso that were mandatorily convertible on a one-for-one basis into shares of Verso’s common stock immediately prior to the NewPage acquisition, or “Warrants” (we refer to this exchange offer as the “Second Lien Notes Exchange Offer”). On August 1, 2014, approximately $299 million aggregate principal amount of Old Second Lien Notes were tendered and accepted in exchange for a like amount of Adjustable Second Lien Notes and approximately 9.3 million Warrants in the Second Lien Notes Exchange Offer. The Warrants had no fair value at the date of the closing of the Second Lien Notes Exchange Offer.
On January 7, 2015, in connection with the consummation of the NewPage acquisition, the provisions of the Adjustable Second Lien Notes were adjusted as follows: (a) the principal amount of the notes have been adjusted such that a holder of $1,000 principal amount of notes immediately prior to the NewPage acquisition now holds $593.75 principal amount of notes (any adjusted notes that do not bear an authorized denomination have been rounded down); (b) the maturity date of the notes has been extended from February 1, 2019, to August 1, 2020; (c) the interest rate has been adjusted such that the notes bear interest from and after January 7, 2015 at a rate of 10% per annum payable entirely in cash plus 3% per annum payable entirely by increasing the principal amount of the outstanding notes or by issuing additional notes; (d) the optional redemption provisions have been adjusted as provided in the indenture governing the notes; and (e) certain other terms and conditions of the notes have been modified as set forth in the Adjustable Second Lien Notes Indenture. As a result of the principal adjustment, the outstanding principal amount of the Adjustable Second Lien Notes was reduced by approximately $121 million from approximately $299 million before January 7, 2015, to approximately $178 million afterwards.
16% Senior Subordinated Notes due 2020. On July 2, 2014, the Issuers also commenced an offer to exchange any and all of the Issuers’ outstanding 11.38% Senior Subordinated Notes due 2016, or “Old Subordinated Notes” for their new Adjustable Senior Subordinated Notes, or “Adjustable Subordinated Notes,” and Warrants (we refer to this exchange offer as the “Subordinated Notes Exchange Offer”). On August 1, 2014, approximately $102 million aggregate principal amount of Old Subordinated Notes were tendered and accepted in exchange for a like amount of Adjustable Subordinated Notes and approximately 5.4 million Warrants in the Subordinated Notes Exchange Offer. The Warrants had no fair value at the date of the closing of the Subordinated Notes Exchange Offer.

On January 7, 2015, in connection with the consummation of the NewPage acquisition, the provisions of the Adjustable Subordinated Notes were adjusted as follows: (a) the principal amount of the notes has been adjusted such that a holder of $1,000 principal amount of notes immediately prior to the NewPage acquisition now holds $620 principal amount of notes (any adjusted notes that do not bear an authorized denomination have been rounded down); (b) the maturity date of the notes has been extended from August 1, 2016, to August 1, 2020; (c) the interest rate has been adjusted such that the notes bear interest from and after the January 7, 2015 at a rate of 11% per annum payable entirely in cash plus 5% per annum payable entirely by increasing the principal amount of the outstanding notes or by issuing additional notes; (d) the optional redemption provisions have been adjusted as provided in the Adjustable Subordinated Notes Indenture; and (e) certain other terms and conditions of the notes have been modified as set forth in the Adjustable Subordinated Notes Indenture. As a result of the principal adjustment, the outstanding principal amount of the Adjustable Subordinated Notes was reduced by approximately $39 million from approximately $102 million before January 7, 2015, to approximately $63 million afterwards.

In connection with the Second Lien Notes Exchange Offer and the Subordinated Notes Exchange Offer, the Issuers solicited and received consents to amend the Old Second Lien Notes, the Old Subordinated Notes, and the indentures governing such notes in order to (a) eliminate or waive substantially all of the restrictive covenants contained in the indentures governing such notes, (b) eliminate certain events of default, (c) modify covenants regarding mergers and consolidations, and (d) modify or eliminate certain other provisions, including, in some cases, certain provisions relating to defeasance, contained in such indentures and such notes. In addition, the Issuers solicited and received consents to release the liens and security interests in the collateral securing the Old Second Lien Notes.
Verso Androscoggin Power LLC Revolving Credit Facility. On May 5, 2014, acting through a wholly owned subsidiary, Verso Androscoggin Power LLC, or “VAP,” Verso Holdings entered into a credit agreement providing for a revolving credit facility with Barclays Bank PLC and Credit Suisse AG, Cayman Islands Branch. On January 7, 2015, Verso consummated the NewPage acquisition, and as a result, the credit facility was terminated on February 4, 2015.

NewPage Corp
Revolving Credit Facility. On February 11, 2014, NewPage Corp entered into a $350 million senior secured asset-backed revolving credit facility, or the “NewPage ABL Facility.” The NewPage ABL Facility is with certain lenders and Barclays Bank PLC, as administrative agent and collateral agent; BMO Harris Bank N.A., as co-collateral agent; Barclays Bank PLC, Credit Suisse Securities (USA) LLC, UBS Securities LLC, BMO Capital Markets Corp. and Wells Fargo Bank, National Association, as joint lead arrangers and joint book runners; and Credit Suisse AG, UBS Securities LLC, BMO Harris Bank N.A. and Wells Fargo Bank and National Association, as co-syndication agents. As of March 31, 2015, the NewPage ABL Facility had $145 million outstanding balance, $38 million letters of credit issued, and $155 million available for future borrowing. Amounts drawn under the NewPage ABL Facility bear annual interest at either the LIBOR rate plus a margin of 1.75% to 2.25% or at a base rate plus a margin of 0.75% to 1.25%. The interest rate margins on the NewPage ABL Facility are subject to adjustments based on the average availability of the NewPage ABL Facility. As of March 31, 2015, the weighted-average interest rate on outstanding advances was 2.82%. NewPage Corp is also required to pay a commitment fee to the lenders in respect of the unutilized commitments under the revolving credit facilities and other customary fees. The security interest with respect to the NewPage ABL Facility consists of a first-priority lien with respect to most inventory, accounts receivable, bank accounts, and certain other assets of NewPage Corp, or “NewPage ABL Priority Collateral,” and a second-priority lien with respect to all other NewPage Corp assets, or “Term Loan Priority Collateral.” The NewPage ABL Facility will mature on February 11, 2019. The issuers and guarantors of Verso’s debt securities and the borrower and guarantors of Verso’s credit facilities do not guarantee the obligations under the NewPage ABL Facility, and the borrower and the guarantors under the NewPage ABL Facility do not guarantee the obligations under Verso’s debt securities and credit facilities.

Floating Rate Senior Secured Term Loan. On February 11, 2014, NewPage Corp entered into a $750 million term loan facility, or “Term Loan Facility.” The Term Loan Facility is with Credit Suisse AG, Cayman Islands Branch, as administrative agent and collateral agent, Credit Suisse Securities (USA) LLC, Barclays Bank PLC, UBS Securities LLC and BMO Capital Markets Corp., as joint lead arrangers and joint book runners and Wells Fargo Bank, National Association, as documentation agent. Amounts drawn under the Term Loan Facility bear annual interest at either the LIBOR rate plus a margin of 8.25%or at a base rate plus a margin of 7.25%. The interest in effect for the Term Loan Facility at March 31, 2015 was 9.50%. The security interest with respect to the Term Loan Facility consists of a first-priority lien with respect to the Term Loan Priority Collateral and a second-priority lien with respect to the NewPage ABL Priority Collateral. The Term Loan Facility has scheduled principal payments due quarterly that begin on September 30, 2015. However, NewPage Corporation has the right to prepay loans under the Term Loan Facility at any time without premium or penalty, other than customary “breakage” costs with respect to LIBOR rate loans, subject, however, to a prepayment premium for optional prepayments of the Term Loan Facility with a new or replacement term loan facility with an “effective” interest rate less than that applicable to the Term Loan Facility equal to (1) 3.00% if prepaid prior to the first anniversary of the closing date, (2) 2.00% if prepaid on or after the first anniversary of the closing date and prior to the second anniversary of the closing date and (3) 1.00% if prepaid on or after the second anniversary of the closing date and prior to the third anniversary of the closing date. The Term Loan Facility is subject to mandatory prepayments in amounts equal to (1) 100% of the net cash proceeds of indebtedness by NewPage Corp or any of its subsidiary guarantors other than indebtedness permitted under the Term Loan Facility, (2) 100% of the net cash proceeds of any non-ordinary course sale or other disposition of assets by NewPage Corp or any of its subsidiary guarantors (including as a result of casualty or condemnation) (with customary exceptions, thresholds, and reinvestment rights of up to 12 months or 18 months if contractually committed to within 12 months), and (3) 75% of “excess cash flow” for each fiscal year beginning with the fiscal year ending December 31, 2015, subject to possible step-downs based on total net first lien leverage ratio thresholds. As such, immediately prior to the NewPage acquisition on January 7, 2015, $16 million in proceeds from the sale of Biron and Rumford mills were used to pay the September 2015 scheduled principal payment and a portion of the December 2015 scheduled principal payment on the Term Loan Facility, leaving $3 million due in December 2015. Quarterly installments due are $9 million for each quarter ending in 2016, $14 million for each quarter ending in 2017 and $19 million for each quarter ending in 2018 through 2020 with the remaining balance due on February 11, 2021. The issuers and guarantors of Verso’s debt securities and the borrower and guarantors of Verso’s credit facilities do not guarantee the obligations under the NewPage Term Loan Facility, and the borrower and the guarantors under the NewPage Term Loan Facility do not guarantee the obligations under Verso’s debt securities and credit facilities.

As of March 31, 2015, both Verso Holdings and NewPage were in compliance with the covenants in our respective debt agreements.

DEBT

A summary of long-term debt is as follows:

		December 31, 2014			December 31, 2013
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Par Value	Balance	Par Value
Verso Paper Holdings LLC
Verso Androscoggin Power LLC Revolving Credit Facility	2/6/2015	6.25%	$30,000	$30,000	$—	$—
Revolving Credit Facilities	5/4/2017	2.54%	63,000	63,000	—	—
11.75% Senior Secured Notes	1/15/2019	11.75%	424,654	417,882	426,076	417,882
11.75% Secured Notes	1/15/2019	11.75%	271,573	271,573	271,573	271,573
8.75% Second Priority Senior Secured Notes	2/1/2019	8.75%	96,447	96,647	395,018	396,000
Second Priority Adjustable Senior Secured Notes	2/1/2019	8.75%	298,732	299,353	—	—
Second Priority Senior Secured Floating Rate Notes	8/1/2014	—%	—	—	13,310	13,310
11.38% Senior Subordinated Notes	8/1/2016	11.38%	40,517	40,517	142,500	142,500
Adjustable Senior Subordinated Notes	8/1/2016	11.38%	101,983	101,983	—	—
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total debt for Verso Paper Holdings LLC			1,350,211	1,344,260	1,271,782	1,264,570
Less current maturities of long-term debt			(30,000)	(30,000)	(13,310)	(13,310)
Total long-term debt for Verso Paper Holdings LLC			$1,320,211	$1,314,260	$1,258,472	$1,251,260

We determine the fair value of our debt based on market information and a review of prices and terms available for similar obligations.  Our debt is classified as Level 2 within the fair value hierarchy (see also Note 14). As of December 31, 2014 and 2013, the fair value of Verso Holdings’ total debt was $1,082 million and $881 million, respectively.

Amounts included in interest expense related to debt and amounts of cash interest payments on debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Interest expense	$137,672	$134,527	$126,486
Cash interest paid	118,220	130,830	114,849
Debt issuance cost amortization(1)	8,078	5,368	4,957

(1) Amortization of debt issuance cost is included in interest expense.

Verso Androscoggin Power LLC Revolving Credit Facility. On May 5, 2014, acting through a wholly owned subsidiary, Verso Androscoggin Power LLC, or “VAP,” Verso Holdings entered into a credit agreement providing for a $40.0 million revolving credit facility with Barclays Bank PLC and Credit Suisse AG, Cayman Islands Branch. As of December 31, 2014, the revolving credit facility had a $30.0 million outstanding balance, and $10.0 million available for future borrowing. Borrowings under the credit facility bore interest at a rate equal to an applicable margin plus, at the option of VAP, either (a) a base rate determined by reference to the highest of the U.S. federal funds rate plus 0.5%, the prime rate of the administrative agent, and the adjusted LIBOR for a one-month interest period plus 1.00%, or (b) a eurocurrency rate, or “LIBOR,” determined by reference to the cost of funds for eurocurrency deposits in dollars in the London interbank market for the interest period relevant to such borrowing adjusted for certain additional costs. As of December 31, 2014, the applicable margin for advances under the credit facility was 3.00% for base rate advances and 4.00% for LIBOR advances. As of December 31, 2014, the weighted-average interest rate on outstanding advances was 6.25%. The indebtedness under the credit facility was secured by substantially all of VAP’s assets, which consist principally of four hydroelectric facilities associated with our Androscoggin mill and related electricity transmission equipment. Verso Maine Power Holdings LLC, VAP’s sole member, guaranteed the payment of the debt outstanding under the credit facility, and its guaranty was secured by a pledge of its equity interest in VAP. Debt issuance costs of approximately $2.4 million were amortized over the life of the facility. On January 7, 2015, Verso consummated the NewPage acquisition, and as a result, the credit facility was terminated on February 4, 2015.

Revolving Credit Facilities.  In 2012, Verso Holdings entered into revolving credit facilities consisting of a $150.0 million asset-based loan facility, or “ABL Facility,” and a $50.0 million cash-flow facility, or “Cash Flow Facility.”  In connection with the revolving credit facilities, debt issuance costs of approximately $9.3 million were deferred and are being amortized over the life of the credit facilities.  The indebtedness under the revolving credit facilities bears interest at a floating rate based on a margin over a base rate or eurocurrency rate.  Verso Holdings is required to pay commitment fees to the lenders in respect of unutilized commitments under the revolving credit facilities and other customary fees.  The indebtedness under the ABL Facility and related guarantees are secured by first-priority security interests, subject to permitted liens, in substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ inventory and accounts receivable, or “ABL Priority Collateral,” and second-priority security interests, subject to permitted liens, in substantially all of their other assets, or “Notes Priority Collateral.”  The indebtedness under the Cash Flow Facility and related guarantees are secured, pari passu with the 11.75% Senior Secured Notes due 2019 and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The revolving credit facilities will mature on May 4, 2017.  On January 3, 2014, Verso Holdings entered into certain amendments to the revolving credit facilities in connection with the Merger, in which (a) the lenders under each of our revolving credit facilities consented to the Merger and the other transactions contemplated by the Merger Agreement, including the incurrence of certain additional indebtedness, (b) the lenders consented to amendments to allow the sale and/or financing of certain non-core assets and (c) the parties agreed to amend our revolving credit facilities to allow for certain other transactions upon the consummation of the Merger and the other transactions contemplated by the Merger Agreement. The ABL Facility had $63.0 million outstanding balance, $39.4 million in letters of credit issued, and $6.9 million available for future borrowing as of December 31, 2014.  The Cash Flow Facility had no outstanding balance, no letters of credit issued, and $50.0 million available for future borrowing as of December 31, 2014.

11.75% Senior Secured Notes due 2019. In 2012, Verso Holdings issued $345.0 million aggregate principal amount of 11.75% Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 11.75% per year.  The notes are guaranteed jointly and severally by each of Verso Holdings’ subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The indebtedness under the notes and related guarantees are secured, pari passu with the Cash Flow Facility and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The notes will mature on January 15, 2019.

In 2012, Verso Holdings used the proceeds from the issuance of the 11.75% Senior Secured Notes due 2019 to repurchase and retire the balance of its 11.5% Senior Secured Notes due 2014. Verso Holdings recognized a loss of $34.5 million, which is included in Other loss, net, in our accompanying consolidated statements of operations on the early retirement of notes, including the write-off of unamortized debt issuance costs and unamortized discounts related to the notes. Debt issuance costs of approximately $10.1 million were deferred and are being amortized over the life of the notes.

In 2013, Verso Holdings issued $72.9 million aggregate principal amount of its 11.75% Senior Secured Notes due 2019 to certain lenders holding approximately $85.8 million aggregate principal amount of Verso Finance’s Senior Unsecured Term Loans, and net accrued interest through the closing date, at an exchange rate of 85%, in exchange for the assignment to Verso Finance of its Senior Unsecured Term Loans and the cancellation of such loans. There are no longer any outstanding Senior Unsecured Term Loans. In accordance with ASC Topic 470-60, the notes were recorded at the Unsecured Term Loans value exchanged and the amount in excess of par will be amortized over the life of the notes. Debt issuance costs of $2.8 million were expensed as incurred and are recorded in Other loss, net on the accompanying consolidated statements of operations. The exchange and funding of the principal and interest payments on the Senior Unsecured Term Loans were recorded as a Return of capital on Verso Holdings’ statement of member’s equity and the exchange of $85.8 million represents a non-cash financing activity on Verso Holding’s statement of cash flows. The 11.75% Senior Secured Notes due 2019 issued in 2012 and 2013 constitute one class of securities.

On January 7, 2015, in connection with the consummation of the NewPage acquisition, Verso Holdings, an indirect, wholly owned subsidiary of Verso, and Verso Paper Inc., a wholly owned subsidiary of Verso Holdings (together with Verso Holdings, or the “Issuers”), entered into an indenture, or the “New First Lien Notes Indenture,” among the Issuers, certain subsidiaries of Verso Holdings, as guarantors, and Wilmington Trust, National Association, as trustee, governing the Issuers’ $650 million aggregate principal amount of 11.75% Senior Secured Notes due 2019, or the “New First Lien Notes,” and issued the New First Lien Notes to the stockholders of NewPage as partial consideration in the NewPage acquisition. The New First Lien Notes are guaranteed, jointly and severally, on a senior secured basis, by each of Verso Holdings’ existing domestic subsidiaries that guarantees its senior secured credit facility and by each of its future domestic subsidiaries that guarantees certain of its debt or issues disqualified stock. The New First Lien Notes are guaranteed by NewPage, but not guaranteed by any of its subsidiaries. The New First Lien Notes and the related guarantees are secured by first-priority liens in the collateral owned by each Issuer and Guarantor, subject to certain permitted liens and exceptions as further described in the New First Lien Notes Indenture and the related security documents. The collateral consists of substantially all of the Issuers’ and the Guarantors’ tangible and intangible assets securing Verso Holdings’ existing senior secured credit facility, which exclude certain capital stock and other securities of its affiliates and other property.

The New First Lien Notes and the related guarantees are the senior secured obligations of the Issuers and the Guarantors, respectively, and rank (a) senior in right of payment to all existing and future subordinated indebtedness of the Issuers and the Guarantors, including the Adjustable Subordinated Notes and the Issuers’ existing 11.38% Senior Subordinated Notes due 2016 or the “Old Subordinated Notes” and the related guarantees; (b) equal in right of payment with all existing and future senior indebtedness of the Issuers and the Guarantors, including the Issuers’ existing 11.75% Senior Secured Notes due 2019 or the “Existing First Lien Notes,” 11.75% Secured Notes due 2019 or the “Existing 1.5 Lien Notes,” the Adjustable Second Lien Notes and the 8.75% Second Priority Senior Secured Notes due 2019 or the “Old Second Lien Notes;” (c) effectively pari passu with all existing first-priority secured indebtedness of the Issuers and the Guarantors under Verso Holdings’ senior secured credit facility and the related guarantees, including the Existing First Lien Notes and the related guarantees, to the extent of the value of the collateral securing such obligations; (d) effectively senior to all existing second-priority secured indebtedness of the Issuers and the Guarantors, including the Existing 1.5 Lien Notes and the Adjustable Second Lien Notes and the related guarantees, to the extent of the value of the collateral securing such obligations; (e) effectively senior to all existing and future unsecured indebtedness of the Issuers and the Guarantors, including the Old Second Lien Notes, the Old Subordinated Notes, and the Adjustable Subordinated Notes; and (f) effectively subordinated to all existing and future indebtedness, preferred stock and other liabilities of the Issuers’ non-guarantor subsidiaries, other than indebtedness, preferred stock and liabilities held by an Issuer or a Guarantor.

The Issuers will pay interest on the New First Lien Notes at a rate of 11.75% per annum, payable semiannually to holders of record at the close of business on January 1 or July 1 immediately preceding the interest payment date on January 15 and July 15 of each year, commencing July 15, 2015. The New First Lien Notes mature on January 15, 2019.

11.75% Secured Notes due 2019. In 2012, Verso Holdings issued $271.6 million aggregate principal amount of 11.75% Secured Notes due 2019. The notes bear interest, payable semi-annually, at the rate of 11.75% per year. The notes are guaranteed jointly and severally by each of Verso Holdings’ subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by security interests, subject to permitted liens, in substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets. The security interests securing the notes rank junior to those securing the obligations under the ABL Facility, the Cash Flow Facility, and the 11.75% Senior Secured Notes due 2019 and rank senior to those securing the 8.75% Second Priority Senior Secured Notes due 2019. The notes will mature on January 15, 2019.

Verso Holdings issued the notes pursuant to two separate exchange offers whereby it issued a total of $271.6 million aggregate principal amount of the notes and paid a total of $22.3 million in cash in exchange for $166.9 million aggregate principal amount of its Second Priority Senior Secured Floating Rate Notes due 2014 and for $157.5 million aggregate principal amount of the 11.38% Senior Subordinated Notes due 2016. Verso Holdings recognized a total gain of $26.3 million, net of the write-off of unamortized debt issuance costs, from the exchanges, which is included in Other loss, net in our accompanying consolidated statements of operations. Debt issuance costs of approximately $5.4 million were deferred and are being amortized over the life of the notes.

8.75% Second Priority Senior Secured Notes due 2019.  In 2011, Verso Holdings issued $396.0 million aggregate principal amount of 8.75% Second Priority Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 8.75% per year.  The notes are guaranteed jointly and severally by each of Verso Holdings’ subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The notes and related guarantees are secured by second priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets, excluding securities of Verso Holdings’ affiliates.  The notes mature on February 1, 2019.

Second Priority Adjustable Senior Secured Notes. On July 2, 2014, the Issuers commenced an offer to exchange their new Second Priority Adjustable Senior Secured Notes, or “New Second Lien Notes,” and warrants issued by Verso that were mandatorily convertible on a one-for-one basis into shares of Verso’s common stock immediately prior to the NewPage acquisition, or “Warrants,” for any and all of the Issuers’ outstanding 8.75% Second Priority Senior Secured Notes due 2019, or “Old Second Lien Notes” (we refer to this exchange offer as the “Second Lien Notes Exchange Offer”). On August 1, 2014, approximately $299.4 million aggregate principal amount of Old Second Lien Notes were tendered and accepted in exchange for a like amount of New Second Lien Notes and approximately 9.3 million Warrants in the Second Lien Notes Exchange Offer. The Warrants had no fair value at the date of the closing of the Second Lien Notes Exchange Offer.
Prior to the consummation of the NewPage acquisition, and as of December 31, 2014, the New Second Lien Notes had substantially the same terms as the Old Second Lien Notes in that the New Second Lien Notes had their original principal amount, bore interest at a rate of 8.75% per annum, had a maturity date of February 1, 2019, and were governed by covenants that are substantially the same as the covenants currently governing the Old Second Lien Notes. As of December 31, 2014, the accrued interest on the New Second Lien Notes was included in Accrued liabilities in our accompanying consolidated balance sheet. Subsequent to year end, as a result of the consummation of the NewPage acquisition, and effective as of the January 7, 2015, the provisions of the Adjustable Second Lien Notes were adjusted as follows: (a) the principal amount of the notes have been adjusted such that a holder of $1,000 principal amount of notes immediately prior to the NewPage acquisition now holds $593.75 principal amount of notes (any adjusted notes that do not bear an authorized denomination will be rounded down); (b) the maturity date of the notes has been extended from February 1, 2019, to August 1, 2020; (c) the interest rate has been adjusted such that the notes bear interest from and after January 7, 2015 at a rate of 10% per annum payable entirely in cash plus 3% per annum payable entirely by increasing the principal amount of the outstanding notes or by issuing additional notes; (d) the optional redemption provisions have been adjusted as provided in the indenture governing the notes; and (e) certain other terms and conditions of the notes have been modified as set forth in the Adjustable Second Lien Notes Indenture. As a result of the principal adjustment, the outstanding principal amount of the Adjustable Second Lien Notes was reduced by approximately $121.6 million from approximately $299.4 million before January 7, 2015, to approximately $177.7 million afterwards.
Second Priority Senior Secured Floating Rate Notes due 2014.  In 2006, Verso Holdings issued $250.0 million aggregate principal amount of Second Priority Senior Secured Floating Rate Notes due 2014.  As of December 31, 2013, Verso Holdings had repurchased and retired a total of $236.7 million aggregate principal amount of the notes.  The notes matured on August 1, 2014.

11.38% Senior Subordinated Notes due 2016.  In 2006, Verso Holdings issued $300 million aggregate principal amount of 11.38% Senior Subordinated Notes due 2016. As of December 31, 2014, Verso Holdings had repurchased and retired a total of $157.5 million aggregate principal amount of the notes. The notes bear interest, payable semi-annually, at the rate of 11.38% per year. The notes mature on August 1, 2016.

Adjustable Senior Subordinated Notes. On July 2, 2014, in accordance with the terms of the Merger Agreement, the Issuers also commenced an offer to exchange their new Adjustable Senior Subordinated Notes, or “New Subordinated Notes,” and Warrants for any and all of the Issuers’ outstanding 11.38% Senior Subordinated Notes due 2016, or “Old Subordinated Notes” (we refer to this exchange offer as the “Subordinated Notes Exchange Offer”). On August 1, 2014, approximately $102.0 million aggregate principal amount of Old Subordinated Notes were tendered and accepted in exchange for a like amount of New Subordinated Notes and approximately 5.4 million Warrants in the Subordinated Notes Exchange Offer. The Warrants had no fair value at the date of the closing of the Subordinated Notes Exchange Offer.

Prior to the consummation of the NewPage acquisition, and as of December 31, 2014, the New Subordinated Notes had substantially the same terms as the Old Subordinated Notes in that the New Subordinated Notes had their original principal amount, bore interest at a rate of 11.38% per annum, had a maturity date of August 1, 2016, and were governed by covenants that were substantially the same as the covenants currently governing the Old Subordinated Notes. Subsequent to year end, as a result of the consummation of the NewPage acquisition, and effective as of January 7, 2015, the provisions of the Adjustable Subordinated Notes were adjusted as follows: (a) the principal amount of the notes has been adjusted such that a holder of $1,000 principal amount of notes immediately prior to the NewPage acquisition now holds $620 principal amount of notes (any adjusted notes that do not bear an authorized denomination will be rounded down); (b) the maturity date of the notes has been extended from August 1, 2016, to August 1, 2020; (c) the interest rate has been adjusted such that the notes bear interest from and after the January 7, 2015 at a rate of 11% per annum payable entirely in cash plus 5% per annum payable entirely by increasing the principal amount of the outstanding notes or by issuing additional notes; (d) the optional redemption provisions have been adjusted as provided in the Adjustable Subordinated Notes Indenture; and (e) certain other terms and conditions of the notes have been modified as set forth in the Adjustable Subordinated Notes Indenture. As a result of the principal adjustment, the outstanding principal amount of the Adjustable Subordinated Notes was reduced by approximately $38.8 million from approximately $102.0 million before January 7, 2015, to approximately $63.2 million afterwards.

In connection with the Second Lien Notes Exchange Offer and the Subordinated Notes Exchange Offer, the Issuers solicited and received consents to amend the Old Second Lien Notes, the Old Subordinated Notes, and the indentures governing such notes in order to (a) eliminate or waive substantially all of the restrictive covenants contained in the indentures governing such notes, (b) eliminate certain events of default, (c) modify covenants regarding mergers and consolidations, and (d) modify or eliminate certain other provisions, including, in some cases, certain provisions relating to defeasance, contained in such indentures and such notes. In addition, the Issuers solicited and received consents to release the liens and security interests in the collateral securing the Old Second Lien Notes. We refer to the Second Lien Notes Exchange Offer, the Subordinated Notes Exchange Offer, and the transactions in connection therewith collectively as the “Exchange Offers.” Accrued debt issuance costs related to the Exchange Offers of approximately $6.1 million were expensed as incurred and are recorded in Other loss, net on the accompanying consolidated statements of operations.
Loan from Verso Paper Finance Holdings LLC/ Verso Paper Holdings LLC.  In 2010, Verso Quinnesec REP LLC, an indirect, wholly-owned subsidiary of Verso Holdings, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” a consolidated variable interest entity.  Under this arrangement, Verso Holdings loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund.  The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan.

The scheduled principal payments required under the debt listed above during the years following December 31, 2014, are set forth below (Amounts are prior to the financing transactions described in Note 21):

(Dollars in thousands)
2015	30,000
2016	142,500
2017	63,000
2018	—
2019	1,085,455
2020 and thereafter	23,305
Total debt	$1,344,260

 At December 31, 2014, we were in compliance with the covenants in our debt agreements.